Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
The following summarizes the changes in goodwill:

	Canada	Europe	MCI	Consolidated
	(In millions)
Balance at December 31, 2013	$718.2	$1,693.2	$7.3	$2,418.7
Foreign currency translation	(61.7)	(165.2)	(0.2)	(227.1)
Balance at December 31, 2014	$656.5	$1,528.0	$7.1	$2,191.6
Business acquisition and disposition(1)	—	(6.7)	16.9	10.2
Foreign currency translation	(105.1)	(112.6)	(0.8)	(218.5)
Balance at December 31, 2015	$551.4	$1,408.7	$23.2	$1,983.3

(1)
In July 2015, we sold our U.K. malting facility resulting in an adjustment to the goodwill in our Europe reporting unit based on the proportionate fair value of the disposed business relative to the reporting unit. In addition, on April 1, 2015, we completed the acquisition of Mount Shivalik, a regional brewer in India. As part of the purchase price accounting, goodwill generated in conjunction with this acquisition has been recorded within our MCI segment beginning in the second quarter of 2015, subject to normal purchase accounting adjustments, and included within the India reporting unit of our MCI segment for purposes of our annual goodwill impairment testing.

Schedule of intangible assets excluding goodwill
The following table presents details of our intangible assets, other than goodwill, as of December 31, 2015:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 50	$1,121.8	$(226.1)	$895.7
License agreements and distribution rights	3 - 28	135.1	(87.1)	48.0
Other	2 - 8	29.9	(28.6)	1.3
Intangible assets not subject to amortization:
Brands	Indefinite	3,052.2	—	3,052.2
Distribution networks	Indefinite	731.0	—	731.0
Other	Indefinite	17.5	—	17.5
Total		$5,087.5	$(341.8)	$4,745.7

The following table presents details of our intangible assets, other than goodwill, as of December 31, 2014:

	Useful life	Gross	Accumulated amortization	Net
	(Years)	(In millions)
Intangible assets subject to amortization:
Brands	3 - 40	$483.5	$(229.1)	$254.4
License agreements and distribution rights	3 - 28	122.0	(101.1)	20.9
Other	2 - 8	31.7	(29.4)	2.3
Intangible assets not subject to amortization:
Brands	Indefinite	4,590.2	—	4,590.2
Distribution networks	Indefinite	870.5	—	870.5
Other	Indefinite	17.5	—	17.5
Total		$6,115.4	$(359.6)	$5,755.8

Schedule of estimated amortization expense related to intangible assets
Based on foreign exchange rates as of December 31, 2015, the estimated future amortization expense of intangible assets is as follows:

Year	Amount
(In millions)
2016	$38.6
2017	$28.3
2018	$26.8
2019	$26.8
2020	$26.7